Business segment information (Tables)	12 Months Ended
Dec. 31, 2023
Business segment information
Schedule of certain information regarding the bank's operations by segment
The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2023
	Commercial	Treasury	Total
Interest income	566,212	113,048	679,260
Interest expense	(467)	(445,610)	(446,077)
Inter-segment net interest income	(361,997)	361,997	—
Net interest income	203,748	29,435	233,183
Other income (expense), net	33,792	(856)	32,936
Total income	237,540	28,579	266,119

Provision for credit losses	(26,785)	(678)	(27,463)
Operating expenses	(57,324)	(15,174)	(72,498)
Segment profit (loss)	153,431	12,727	166,158

Segment assets	7,498,230	3,231,534	10,729,764
Segment liabilities	279,853	9,206,381	9,486,234

	December 31, 2022
	Commercial	Treasury	Total
Interest income	289,785	42,836	332,621
Interest expense	(463)	(184,147)	(184,610)
Inter-segment net interest income	(155,968)	155,968	—
Net interest income	133,354	14,657	148,011
Other income (expense), net	20,809	(2,148)	18,661
Total income	154,163	12,509	166,672

Provision for credit losses	(13,376)	(6,145)	(19,521)
Operating expenses	(43,156)	(11,955)	(55,111)
Segment profit (loss)	97,631	(5,591)	92,040

Segment assets	6,940,335	2,336,958	9,277,293
Segment liabilities	180,369	8,007,383	8,187,752

	December 31, 2021
	Commercial	Treasury	Total
Interest income	129,758	11,125	140,883
Interest expense	(648)	(53,453)	(54,101)
Inter-segment net interest income	(45,318)	45,318	—
Net interest income	83,792	2,990	86,782
Other income (expense), net	19,188	(1,764)	17,424
Total income	102,980	1,226	104,206

(Provision for) reversal of credit losses	(1,050)	(1,278)	(2,328)
Gain on non-financial assets, net	742	—	742
Operating expenses	(30,751)	(9,172)	(39,923)
Segment profit (loss)	71,921	(9,224)	62,697

Segment assets	5,931,201	2,098,492	8,029,693
Segment liabilities	219,505	6,812,455	7,031,960

Schedule of reconciliation of information on reportable segments
The following table shows the reconciliation of information by business segment:

	December 31,
	2023	2022	2021
Profit for the year	166,158	92,040	62,697

Assets:
Assets from reportable segments	10,729,764	9,277,293	8,029,693
Other assets - unallocated	14,028	6,617	8,418
Total	10,743,792	9,283,910	8,038,111

Liabilities:
Liabilities from reportable segments	9,486,234	8,187,752	7,031,960
Other liabilities - unallocated	53,734	26,811	14,361
Total	9,539,968	8,214,563	7,046,321

Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country
The geographic information analyzes the Bank’s income and non-current assets by the Bank’s. In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

	December 31,
	2023		2022		2021
	Total revenues	Non-current assets (*)	Total revenues	Non-current assets (*)	Total revenues	Non-current assets (*)
Argentina	4,748	80	4,721	117	5,454	157
Brazil	25,630	292	15,100	125	9,802	138
Chile	11,273	—	8,072	—	3,180	—
Colombia	32,584	181	16,192	35	12,116	51
Costa Rica	10,358	—	9,161	—	7,674	—
Dominican Republic	20,164	—	9,325	—	3,424	—
Ecuador	15,107	—	12,576	—	8,990	—
El Salvador	2,209	—	2,297	—	1,207	—
Guatemala	24,061	—	16,961	—	10,862	—
Honduras	6,312	—	6,081	—	841	—
Jamaica	3,337	—	2,525	—	1,646	—
Mexico	35,442	400	24,767	14	17,318	75
Panama	6,753	18,119	6,015	18,994	5,872	18,795
Paraguay	2,734	—	2,488	—	1,529	—
Peru	20,501	—	8,733	—	3,299	—
Trinidad and Tobago	6,832	—	6,330	—	7,215	—
Uruguay	1,208	—	1,533	—	540	—
Other countries (1)	36,866	327	13,795	101	3,237	158
Total revenues	266,119	19,399	166,672	19,386	104,206	$19,374

(1) Other countries consists of total income per country in the Region in which total income did not exceed $1 million for any of the periods indicated above and top-rated countries outside of Latin America.
(*) Includes equipment and leasehold improvements,net, intangible assets and investment properties.